Reconciliation of Adjusted Net Loss (Income) per Ordinary Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of Adjusted Net Loss (Income) per Ordinary Share

Note 11 — Reconciliation of Adjusted Net Loss (Income) per Ordinary Share

The Company’s net (loss) income is adjusted for the portion of income or loss that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted adjusted net loss per ordinary share is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Net (loss) income	$(111,078)	$(115,707)	$(281,238)	$286,851
Less: income attributable to ordinary shares subject to redemption (1)	(10)	(3,920)	(19)	(90,220)
Adjusted net loss (income)	$(111,088)	$(119,627)	$(281,257)	$196,631

Basic and diluted weighted average shares outstanding (2)	4,435,615	4,374,169	4,426,599	4,318,920
Basic and diluted adjusted net loss (income) per ordinary share	$(0.03)	$(0.03)	$(0.06)	$0.05

(1)	Income attributable to ordinary shares subject to possible redemption was calculated in proportion of the interest income earned in Trust Account, which would be distributed to shareholders in the event they choose to exercise their redemption rights at the closing of a Business Combination.

(2)	Excludes an aggregate of up to 33,339 and 228,484 shares subject to possible redemption at June 30, 2021 and 2020, respectively.

Note 12 — Reconciliation of Adjusted Net Loss per Ordinary Share (As Restated)

The Company’s net (loss) income is adjusted for the portion of income or loss that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted adjusted net loss per ordinary share is as follows:

	Year Ended December 31,
	2020	2019
Net income	$25,302	$2,168,220
Less: income attributable to ordinary shares subject to redemption (1)	(78,261)	(2,334,598)
Adjusted net loss	$(52,959)	$(166,378)

Basic and diluted weighted average shares outstanding (2)	4,356,194	4,143,456
Basic and diluted adjusted net loss per ordinary share	$(0.01)	$(0.04)

(1)	Income attributable to ordinary shares subject to possible redemption was calculated in proportion of the interest income earned in Trust Account, which would be distributed to shareholders in the event they choose to exercise their redemption rights at the closing of a Business Combination.

(2)	Excludes an aggregate of up to 197,756 and 10,426,080 shares subject to possible redemption at December 31, 2020 and 2019, respectively.